DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Significant Concentrations and Risks) (Details) (Net revenues [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	65.80%	66.00%	71.70%
Product concentration [Member] | Java [Member]
Concentration Risk [Line Items]
Concentration percentage	36.70%	59.30%	71.30%
Product concentration [Member] | Digital Arts [Member]
Concentration Risk [Line Items]
Concentration percentage	29.10%	6.70%	0.40%
Geographic concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	41.00%	41.40%	38.00%
Geographic concentration [Member] | Beijing [Member]
Concentration Risk [Line Items]
Concentration percentage	15.50%	36.10%	30.60%
Geographic concentration [Member] | Hangzhou [Member]
Concentration Risk [Line Items]
Concentration percentage	25.50%	5.30%	7.40%